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                           FBL Money Market Fund, Inc.
                             5400 University Avenue
                          West Des Moines, Iowa  50266






                                December 1, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attention:  Filing Desk

  Re:  FBL Money Market Fund, Inc.
       Registration Statement on Form N-1A
       File Nos. 2-70162 and 811-3121
       Post Effective Amendment No. 15 under the Securities Act of 1933
       Post Effective Amendment No. 16 under the Investment Company Act of 1940
       ------------------------------------------------------------------------

Dear Sir or Madam:

  FBL Money Market Fund, Inc. (the "Registrant") hereby certifies, pursuant to Rule 497(j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph
(b) or (c) of Rule 497 would not have differed from that contained in the above captioned, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                              FBL Money Market Fund, Inc.



                              By: /s/ Kristi Rojohn
                                 ----------------------
                                   Kristi Rojohn
                                   Assistant Secretary